CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS
Cash and cash equivalents	$ 17,542	$ 15,963
Short-term interest-bearing bank deposits	79,552	75,039
Available for sale securities	1,845
Trade accounts receivable, net of allowance for doubtful accounts of $143 and $68, respectively	27,947	17,362
Inventories (Note 3)	18,118	17,827
Deferred income tax assets (Note 9)	137	1,850
Other current assets	3,922	2,549
TOTAL CURRENT ASSETS	149,063	130,590
LONG-TERM ASSETS
Long-term interest-bearing bank deposits	750	405
Other long-term assets	230	516
Severance pay funds (Note 6)	1,852	1,873
Total long-term assets	2,832	2,794
FIXED ASSETS, NET (Note 4)	10,382	8,660
TOTAL ASSETS	162,277	142,044
CURRENT LIABILITIES
Trade accounts payable	15,599	10,819
Deferred revenues	3,420	4,775
Other current liabilities (Note 5)	11,448	8,444
TOTAL CURRENT LIABILITIES	30,467	24,038
LONG-TERM LIABILITIES
Liability for employee severance pay (Note 6)	2,798	2,806
Deferred revenue	341	159
Other long-term liability	7	270
TOTAL LONG TERM LIABILITIES	3,146	3,235
COMMITMENTS AND CONTINGENCIES (Note 7)
TOTAL LIABILITIES	33,613	27,273
SHAREHOLDERS' EQUITY (Note 8)
Ordinary shares, NIS 0.01 par value - authorized 40,000,000 shares, 27,280,521 shares issued and outstanding at December 31, 2013 and 26,681,876 shares issued and outstanding at December 31, 2012	72	72
Additional paid-in capital	114,276	110,990
Accumulated other comprehensive income	541	449
Accumulated profit	13,775	3,260
Total shareholders' equity	128,664	114,771
Total liabilities and shareholders' equity	$ 162,277	$ 142,044